BUSINESS ACQUISITION (Details Narrative) - USD ($)	Oct. 04, 2021	Jun. 30, 2023
Business Acquisition [Line Items]
Termination loan		$ 1,980,952
Lighthouse Imaging [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 2,855,063
Earnout Consideration	1,500,000
Stock issued for acquisition	833,333
Termination loan	2,600,000
Proceeds from sale of common stock	$ 1,500,000